As filed with the Securities and Exchange Commission on November 23, 2016

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,697	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,697	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.

WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET

NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 29, 2016, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒    The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,697 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 29, 2016, the effectiveness of the registration statement for the iShares MSCI USA ESG Optimized ETF, filed in Post-Effective Amendment No. 1,666 on August 15, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,689	October 27, 2016	November 25, 2016

This Post-Effective Amendment No. 1,697 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,666.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,697 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 23rd day of November, 2016.

iSHARES TRUST

By:
Martin Small*
President

Date: November 23, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,697 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: November 23, 2016

John E. Martinez*
Trustee

Date: November 23, 2016

Cecilia H. Herbert*
Trustee

Date: November 23, 2016

Charles A. Hurty*
Trustee

Date: November 23, 2016

John E. Kerrigan*
Trustee

Date: November 23, 2016

Robert S. Kapito*
Trustee

Date: November 23, 2016

Madhav V. Rajan*
Trustee

Date: November 23, 2016

Jane D. Carlin*
Trustee

Date: November 23, 2016

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: November 23, 2016

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 23, 2016

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.